Income Taxes	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

The provision for income taxes charged to operations consists of the following for the three months ended December 31, 2014 and 2013 (in thousands):

	Three Months Ended December 31,
	2014	2013
Currently paid or payable
Federal	$13,673	$15,967
State	1,993	2,669

	15,666	18,636
Deferred tax benefit	(1,964)	(3,697)

Income tax expense	$13,702	$14,939

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income due to the following for the three months ended December 31, 2014 and 2013 (in thousands):

	Three Months Ended December 31,
	2014	2013
Tax at statutory rate (35%)	$14,019	$15,240
Increase (decrease) in income taxes resulting from:
Tax exempt interest income	(1,565)	(1,102)
State income taxes, net of federal benefit	1,295	1,735
Other	(47)	(934)

Income tax expense	$13,702	$14,939

Net deferred tax assets (liabilities) consist of the following components at December 31, 2014 and September 30, 2014 (in thousands):

	December 31, 2014	September 30, 2014
Deferred tax assets:
Allowance for loan losses	$20,705	$19,683
Compensation	508	329
Net operating loss carryforward	106	119
Securities available for sale	1,849	3,758
Other real estate owned	14,780	13,721
Core deposit intangible and other fair value adjustments	10,900	10,573
Excess tax basis of loans acquired over carrying value	9,005	9,595
Other	4,880	6,272

	62,733	64,050

Deferred tax liabilities:
Goodwill and other intangibles	(10,072)	(9,099)
Premises and equipment	(3,957)	(4,390)
Excess carrying value of FDIC indemnification asset and clawback liability	(2,480)	(4,280)
Other	(1,465)	(1,578)

	(17,974)	(19,347)

Net deferred tax assets (liabilities)	$44,759	$44,703

At December 31, 2014, the Company had income tax payable of $13.7 million to the Internal Revenue Service and at September 30, 2014, had income tax payable of $4.9 million to National Americas Investment, Inc. (included in income tax payable).

Management has determined a valuation reserve is not required for the deferred tax assets because it is more likely than not these assets could be realized through carry back to taxable income in prior years, future reversals of existing taxable temporary differences, and future taxable income.

Uncertain tax positions were not significant at December 31, 2014 or September 30, 2014.

The Company is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2009. In July 2014, the IRS issued the final report on their examination of federal income tax returns for the periods ended September 30, 2010 and 2011. The results of the examination did not have a material effect on our financial condition or results of operations.

17. Income Taxes

The provision for income taxes charged to operations consists of the following for the years ended September 30, 2014 and 2013 (in thousands):

	2014	2013	2012
Currently paid or payable
Federal	$58,172	$51,828	$51,677
State	8,638	8,158	7,200

	66,810	59,986	58,877
Deferred tax (benefit) expense	(12,463)	(6,088)	(14,719)

Income tax expense	$54,347	$53,898	$44,158

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income due to the following for the years ended September 30, 2014 and 2013 (in thousands):

	2014	2013	2012
Computed “expected” tax expense (35%)	$55,754	$52,550	$41,004
Increase (decrease) in income taxes resulting from:
Tax exempt interest income	(4,926)	(3,856)	(2,348)
State income taxes, net of federal benefit	5,615	5,303	4,680
Other	(2,096)	(99)	822

Actual tax expense	$54,347	$53,898	$44,158

Net deferred tax assets (liabilities) consist of the following components at September 30, 2014 and 2013 (in thousands):

	2014	2013
Deferred tax assets:
Allowance for loan losses	$19,683	$22,686
Compensation	329	320
Net operating loss carryforward	119	170
Securities available for sale	3,758	4,144
Other real estate owned	13,721	7,072
Core deposit intangible and other fair value adjustments	10,573	6,617
Excess tax basis of loans acquired over carrying value	9,595	10,879
Other	6,272	5,668

	64,050	57,556

Deferred tax liabilities:
Goodwill and other intangibles	(9,099)	(5,143)
Securities available for sale	—	—
Premises and equipment	(4,390)	(6,132)
Excess carrying value of FDIC indemnification asset and clawback liability	(4,280)	(11,943)
Other	(1,578)	(1,712)

	(19,347)	(24,930)

Net deferred tax assets (liabilities)	$44,703	$32,626

At September 30, 2014 and 2013, the Company had an income tax payable to National Americas Investment, Inc. for $4.91 million and $12.39 million (included in income tax payable).

Management has determined a valuation reserve is not required for the deferred tax assets because it is more likely than not these assets could be realized through carry back to taxable income in prior years, future reversals of existing taxable temporary differences, and future taxable income.

Uncertain tax positions were not significant at September 30, 2014 or 2013.

The Company is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2009. In July 2014, the IRS issued the final report on their examination of federal income tax returns for the periods ended September 30, 2010 and 2011. The results of the examination did not have a material effect on our financial condition or results of operations.